Consolidated Statements of Changes in Equity - KRW (₩) ₩ in Millions	Total	Share capital [member]	Share premium [member]	Retained earnings [member]	Accumulated other comprehensive income [member]	Other components of equity [member]	Total attributable to owners of the Controlling Company [member]	Non-controlling interest [member]
Beginning balance at Dec. 31, 2014	₩ 11,787,557	₩ 1,564,499	₩ 1,440,258	₩ 8,568,399	₩ 25,790	₩ (1,260,709)	₩ 10,338,237	₩ 1,449,320
Comprehensive income
Profit for the year	624,685			546,361			546,361	78,324
Changes in value of available-for-sale financial assets	(36,016)				(24,310)		(24,310)	(11,706)
Remeasurements of net defined benefit liability	(37,872)			(37,914)			(37,914)	42
Valuation gains (losses) on cashflow hedge	13,952				13,924		13,924	28
Shares of other comprehensive income (losses) of joint ventures and associates	(1,608)				(1,357)		(1,357)	(251)
Shares of remeasurement gain (loss) of associates and joint ventures	(2,407)			(2,109)			(2,109)	(298)
Exchange differences on translation of foreign operations	(4,884)				(177)		(177)	(4,707)
Total comprehensive income for the year	555,850			506,338	(11,920)		494,418	61,432
Transactions with equity holders
Dividends paid to non-controlling interest of subsidiaries	(41,575)							(41,575)
Changes in consolidation scope	(154,188)							(154,188)
Change in ownership interest in subsidiaries	(269)					(2,968)	(2,968)	2,699
Appropriation of loss on disposal of treasury stock				(24,766)		24,766
Others	8,756					6,048	6,048	2,708
Subtotal	(187,276)			(24,766)		27,846	3,080	(190,356)
Ending balance at Dec. 31, 2015	12,156,131	1,564,499	1,440,258	9,049,971	13,870	(1,232,863)	10,835,735	1,320,396
Comprehensive income
Profit for the year	795,117			708,362			708,362	86,755
Changes in value of available-for-sale financial assets	7,085				1,691		1,691	5,394
Remeasurements of net defined benefit liability	4,213			8,531			8,531	(4,318)
Valuation gains (losses) on cashflow hedge	(11,075)				(11,075)		(11,075)
Shares of other comprehensive income (losses) of joint ventures and associates	(602)				(571)		(571)	(31)
Shares of remeasurement gain (loss) of associates and joint ventures	116			94			94	22
Exchange differences on translation of foreign operations	(5,407)				(5,347)		(5,347)	(60)
Total comprehensive income for the year	789,447			716,987	(15,302)		701,685	87,762
Transactions with equity holders
Dividends paid by the Controlling Company	(122,425)			(122,425)			(122,425)
Dividends paid to non-controlling interest of subsidiaries	(61,674)							(61,674)
Changes in consolidation scope	(4,181)					11,369	11,369	(15,550)
Change in ownership interest in subsidiaries				(50)		50
Appropriation of loss on disposal of treasury stock	21,769							21,769
Others	3,651					3,510	3,510	141
Subtotal	(162,860)			(122,475)		14,929	(107,546)	(55,314)
Ending balance at Dec. 31, 2016	12,782,718	1,564,499	1,440,258	9,644,483	(1,432)	(1,217,934)	11,429,874	1,352,844
Comprehensive income
Profit for the year	546,341			461,559			461,559	84,782
Changes in value of available-for-sale financial assets	(4,215)				(1,433)		(1,433)	(2,782)
Remeasurements of net defined benefit liability	(83,962)			(80,711)			(80,711)	(3,251)
Valuation gains (losses) on cashflow hedge	30,846				30,846		30,846
Shares of other comprehensive income (losses) of joint ventures and associates	10,280				10,148		10,148	132
Shares of remeasurement gain (loss) of associates and joint ventures	(115)			(116)			(116)	1
Exchange differences on translation of foreign operations	(21,122)				(7,144)		(7,144)	(13,978)
Total comprehensive income for the year	478,053			380,732	32,417		413,149	64,904
Transactions with equity holders
Dividends paid by the Controlling Company	(195,977)			(195,977)			(195,977)
Dividends paid to non-controlling interest of subsidiaries	(47,162)							(47,162)
Changes in consolidation scope	250							250
Change in ownership interest in subsidiaries	26,683					5,441	5,441	21,242
Appropriation of loss on disposal of treasury stock				(2,312)		2,312
Others	4,565					4,879	4,879	(314)
Subtotal	(211,641)			(198,289)		12,632	(185,657)	(25,984)
Ending balance at Dec. 31, 2017	₩ 13,049,130	₩ 1,564,499	₩ 1,440,258	₩ 9,826,926	₩ 30,985	₩ (1,205,302)	₩ 11,657,366	₩ 1,391,764